33. EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Brasil telecom comunicacao multimidia s.a. [member]	Jan. 02, 2021	Sep. 01, 2020
Disclosure of non-adjusting events after reporting period [line items]
Description of decrease of capital		Without the cancellation of shares, to one billion, one hundred thirty-nine million, eight hundred twenty-three thousand, nine hundred forty-four Brazilian reais and forty-one cents (R$1,139,823,944.41) from one billion, one hundred sixty-eight million, nine hundred nineteen thousand, ninety-one Brazilian reais and ninety-eight cents (R$1,168,919,091.98), divided into three hundred forty-six thousand, two hundred forty-six (346,246) registered common shares, without par value.
Non adjusting events [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of decrease of capital	The reduction of the capital of BrT Multimídia by R$17,698,607.37, without any cancellation of shares, which decreased BrT Multimídia’s capital to R$1,995,611,014.47 from R$2,013,309,621.84, represented by 611,586 registered common shares without par value. BrT Multimídia’s Annual and Extraordinary Shareholders’ Meeting held on April 30, 2021 approved a new partial spin-off, with the segregation and removal from its assets elements not related to the core business of UPI InfraCo, which were merged with and into Oi. Given that the assets spun-off from BrT Multimídia were valued at R$0.00 (zero Brazilian reais), BrT Multimídia’s share capital did not change as a result of the transaction.